Initial Public Offering (Details) - USD ($) $ / shares in Units, $ in Millions	Dec. 21, 2021	Dec. 13, 2021	Mar. 31, 2024	Dec. 31, 2023
Public Warrants [Member]
Initial Public Offering [Line Items]
Price of per unit (in Dollars per share)			$ 11.5
Class A Ordinary Shares [Member]
Initial Public Offering [Line Items]
Number of shares in a unit (in Shares)			1
Ordinary share, par value (in Dollars per share)			$ 0.0001	$ 0.0001
IPO [Member]
Initial Public Offering [Line Items]
Initial public offering unit (in Shares)		22,000,000
Gross proceeds		$ 220.0
Offering costs		19.0
Deferred underwriting fees		$ 12.1
IPO [Member] | Class A Ordinary Shares [Member]
Initial Public Offering [Line Items]
Offering price per share (in Dollars per share)		$ 10
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Initial public offering unit (in Shares)	3,300,000
Offering price per share (in Dollars per share)	$ 10
Gross proceeds	$ 33.0
Offering costs	2.1
Deferred underwriting commissions	$ 1.8